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  Re:
  Intermolecular, Inc.
  Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Intermolecular, Inc. (the "Company") we are transmitting for filing a registration statement on Form S-1 pursuant to the Securities Act of 1933, as amended.

        In connection with the filing of the registration statement, the Company has paid a filing fee of $23,220.00 by wire transfer to the Securities and Exchange Commission.

        Please feel free to contact the undersigned at (650) 463-3067 with any questions or comments.

Very truly yours,
/s/ PATRICK A. POHLEN Patrick A. Pohlen of LATHAM & WATKINS LLP
cc:
David E. Lazovsky, Intermolecular, Inc.
Peter L. Eidelman, Intermolecular, Inc.